Consolidated Statement of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Product Sales	€ 85,036,809	€ 84,899,483	€ 66,860,637
Royalties	116,385,912	99,870,756	65,576,120
Licenses, Milestones and Other	36,855,592	93,496,764	47,175,087
Revenues	238,278,313	278,267,003	179,611,844
Cost of Sales	(58,354,035)	(48,619,885)	(32,194,705)
Gross Profit	179,924,278	229,647,118	147,417,139
Operating Expenses
Research and Development	(283,614,139)	(297,812,160)	(225,211,206)
Selling	(81,369,377)	(92,402,354)	(121,542,621)
General and Administrative	(65,797,331)	(60,143,637)	(78,292,297)
Impairment of Goodwill	(1,619,233)	0	(230,714,620)
Total Operating Expenses	(432,400,080)	(450,358,151)	(655,760,744)
Operating Profit / (Loss)	(252,475,802)	(220,711,033)	(508,343,605)
Other Income	4,967,871	11,964,616	8,189,829
Other Expenses	(7,092,650)	(15,584,261)	(6,368,762)
Finance Income	213,362,823	412,065,798	96,612,146
Finance Expenses	(141,978,551)	(165,897,761)	(181,456,484)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	468,180	(12,000)	316,000
Share of Loss of Associates accounted for using the Equity Method	(8,174,607)	(4,305,026)	0
Income Tax Benefit / (Expenses)	1,188,537	(168,578,523)	76,590,860
Consolidated Net Profit / (Loss)	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Earnings per share, basic (in eur per share)	€ (5.53)	€ (4.42)	€ (15.40)
Earnings per share, diluted (in eur per share)	€ (5.53)	€ (4.42)	€ (15.40)
Shares used in computing earnings per share, basic (in shares)	34,312,744	34,155,650	33,401,069
Shares used in computing earnings per share, diluted (in shares)	34,312,744	34,155,650	33,401,069